Offerings	Feb. 27, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Intellia Therapeutics, Inc. Amended and Restated 2015 Stock Option and Incentive Plan
Amount Registered	4,081,183
Proposed Maximum Offering Price per Unit	10.38
Maximum Aggregate Offering Price	$ 42,362,679.54
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,485.73
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(2)
Represents an automatic increase to the number of shares available for issuance under the Amended and Restated 2015 Stock Option and Incentive Plan (the “2015 Plan”), of 4,081,183 effective as of January 1, 2025. Shares available for issuance under the 2015 Plan were previously registered on registration statements on Form
S-8
filed with the Securities and Exchange Commission on May 6, 2016 (File
No. 333-21200),
June 5, 2017 (File
No. 333-218511),
February 27, 2019 (File
No. 333-229900),
February 27, 2020 (File
No. 333-236714),
February 26, 2021 (File
No. 333-253562),
February 24, 2022 (File
No. 333-262997),
February 23, 2023 (File
No. 333-269947),
and February 22, 2024 (File
No. 333-277266).

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended. The price per share and aggregate offering price are calculated on the basis of $10.38, the average of the high and low price of the registrant’s Common Stock as reported on the NASDAQ Global Market on February 14, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Intellia Therapeutics, Inc. 2016 Employee Stock Purchase Plan
Amount Registered	500,000
Proposed Maximum Offering Price per Unit	8.83
Maximum Aggregate Offering Price	$ 4,415,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 675.94
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(4)
Represents an automatic increase to the number of shares available for issuance under the 2016 Employee Stock Purchase Plan (the “ESPP”), of
500,000 effective as of January 1, 2025. Shares available for issuance under the ESPP were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on May 6, 2016 (File No. 333-21200), June 5, 2017 (File No. 333-218511), and February 27, 2019 (File No. 333-229900).

(5)
The price of $8.83 per share, which is 85% of the average of the high and low sale prices of the registrant’s Common Stock as reported on the NASDAQ Global Market on February 14, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933, as amended, and has been used as these shares are without a fixed price. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.